Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Major Related Parties

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2024 and June 30, 2025:

Names of related parties (in English)	Relationship
Xiamen Yinshan Longchang Investment Partnership (Limited Partnership)	Shareholder of the Company
Cheng’s Investment Group Co., LTD. (Hainan)	Shareholder of the Company
Tianjiu Shared Intelligent Enterprise Service	Shareholder of the Company
Zhang Andong	BoD Chairman and General Manager of Lianzhang Menhu
Xiamen Yiju Tianxia Investment Partnership (Limited Partnership)	Shareholder of the Company
Xiamen Qiushi Intelligent Network Equipment Co., LTD	80% owned by Zhang Andong
Fujian Qiushi Intelligent Co., LTD	Share key management team
Xiamen Qiushi Intelligent Network Technology Co., LTD	Share key management team
Zhang Hongwei	Brother in law of Zhang Andong.
Xiamen Rongguang Information Technology Co., Ltd.	95% owned by Zhang Hongwei
Fujian Henduoka Network Technology Co., Ltd.	95% owned by Xiamen Rongguang Information Technology Co., Ltd.
Xiamen Xueyoubang Network Technology Co.	5% hold by Zhang Hongwei
Xiamen Qiushi intelligence software co., LTD	80% owned by Zhang Andong
Xiamen Dongling Weiye investment partnership (limited partnership)	Shareholder of the Company
Xiamen Zhanghui investment co., LTD	Shareholder of Lianzhang New Community Construction and Development (Jiangsu) Co.
Zhang Runzhe	Chief Executive Officer of LZ Technology
Bengbu Yigong Digital Technology Co., Ltd.	Shareholder of the Company

Schedule of Related Parties

The following table sets forth the major related parties and the Group’s transactions with them for the six months ended June 30, 2024 and 2025:

	For the six months ended June 30,
	2024	2025
	RMB	RMB
Related Party	(Unaudited)
Xiamen Qiushi Intelligent Network Technology Co., LTD	(439)	(885)
Total	(439)	(885)

Sub-contract cost

	For the six months ended June 30,
	2024	2025
	RMB	RMB
Related Party	(Unaudited)
Xiamen Qiushi Intelligent Network Technology Co., LTD	(130)	-
Fujian Henduoka Network Technology Co., Ltd.	(21)	-
Total	(151)	-
Rent, utilities and cleaning fees
	For the six months ended June 30,
	2024	2025
	RMB	RMB
Related Party	(Unaudited)
Xiamen Qiushi Intelligent Network Equipment Co., LTD	(606)	(108)
Total	(606)	(108)

Accounts payable- a related party

		As of December 31,	As of June 30,
		2024	2025
		RMB	RMB
Related Party	Nature		(Unaudited)
Xiamen Qiushi Intelligent Network Technology Co., Ltd.	Purchase of goods and services	1,089	871
Accounts payable- a related party		1,089	871

Due from related parties

		As of December 31,	As of June 30,
		2024	2025
		RMB	RMB
Related Party	Nature		(Unaudited)
Fujian Qiushi Intelligent Co., Ltd.	Loan to related parties	15,752	7,750
Xiamen Xueyoubang Network Technology Co., Ltd.	Loan to related parties	5,438	2,146
Bengbu Yigong Digital Technology Co., Ltd.	Loan to related parties	571	456
Xiamen Qiushi Intelligent Network Technology Co., Ltd.	Loan to related parties	2,777	741
Zhang Runzhe	Loan to related parties	-	100
Fujian Henduoka Network Technology Co., Ltd.	Loan to related parties	1,194	-
Xiamen Zhanghui investment co., LTD	Share Transfer	3,152	2,127
Bengbu Yigong Digital Technology Co., Ltd.	Service and commodity purchase from related parties	445	445
Xiamen Qiushi Intelligent Network Technology Co., Ltd.	Service and commodity purchase from related parties	-	284
Xiamen Qiushi Intelligent Network Equipment Co., Ltd.	Service and commodity purchase from related parties	129	129
Zhang Runzhe	Expenses paid on behalf of the Group	-	5
Fujian Henduoka Network Technology Co., Ltd.	Fee collection on behalf of the Group	505	-
Total due from related parties		29,963	14,183

Due to related parties

		As of December 31,	As of June 30,
		2024	2025
		RMB	RMB
Related Party	Nature		(Unaudited)
Zhang Andong	Loan from related parties	64	64
Xiamen Qiushi Intelligent Network Equipment Co., LTD	Loan from related parties	84	-
Zhang Andong	Expenses paid on behalf of the Group	-	111
Fujian Qiushi Intelligent Technology Co., Ltd.	Expenses paid on behalf of the Group	1	-
Tianjiu Shared Intelligent Enterprise Service	Service and commodity purchase from related parties	48	48
Xiamen Qiushi Intelligent Network Equipment Co., LTD	Service and commodity purchase from related parties	-	48
Fujian Henduoka Network Technology Co., Ltd.	Service and commodity purchase from related parties	32	-
Amounts due to related parties		229	271